Distribution Date:	12/17/21	CSAIL 2019-C15 Commercial Mortgage Trust
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C15

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Loan Servicing LLC, a Delaware limited liability
			company
Mortgage Loan Detail (Part 1)	13-14		General Contact	(305) 901-1000
Mortgage Loan Detail (Part 2)	15-16		2977 McFarlane Road,, Suite 300, | Miami , FL 33133
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	22945DAA1	2.987700%	11,856,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	22945DAC7	3.450500%	64,072,000.00	60,057,239.94	248,388.50	172,689.59	0.00	0.00	421,078.09	59,808,851.44	30.59%	30.00%
A-3	22945DAE3	3.779200%	133,800,000.00	133,800,000.00	0.00	421,380.80	0.00	0.00	421,380.80	133,800,000.00	30.59%	30.00%
A-4	22945DAG8	4.052900%	345,226,000.00	345,226,000.00	0.00	1,165,972.05	0.00	0.00	1,165,972.05	345,226,000.00	30.59%	30.00%
A-SB	22945DAJ2	3.902600%	25,521,000.00	25,521,000.00	0.00	82,998.55	0.00	0.00	82,998.55	25,521,000.00	30.59%	30.00%
A-S	22945DAQ6	4.254300%	62,194,000.00	62,194,000.00	0.00	220,493.28	0.00	0.00	220,493.28	62,194,000.00	22.95%	22.50%
B	22945DAS2	4.475700%	37,316,000.00	37,316,000.00	0.00	139,179.35	0.00	0.00	139,179.35	37,316,000.00	18.36%	18.00%
C	22945DAU7	4.985569%	39,390,000.00	39,390,000.00	0.00	163,651.29	0.00	0.00	163,651.29	39,390,000.00	13.51%	13.25%
D	22945DAY9	3.000000%	26,536,000.00	26,536,000.00	0.00	66,340.00	0.00	0.00	66,340.00	26,536,000.00	10.25%	10.05%
E-RR	22945DBB8	4.985569%	19,073,000.00	19,073,000.00	0.00	79,241.46	0.00	0.00	79,241.46	19,073,000.00	7.90%	7.75%
F-RR	22945DBD4	4.985569%	20,731,000.00	20,731,000.00	0.00	86,129.85	0.00	0.00	86,129.85	20,731,000.00	5.35%	5.25%
G-RR	22945DBF9	4.985569%	9,329,000.00	9,329,000.00	0.00	38,758.64	0.00	0.00	38,758.64	9,329,000.00	4.21%	4.13%
NR-RR*	22945DBH5	4.985569%	34,207,166.00	34,207,166.00	0.00	117,106.01	0.00	0.00	117,106.01	34,207,166.00	0.00%	0.00%
R	22945DBJ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			829,251,166.00	813,380,405.94	248,388.50	2,753,940.87	0.00	0.00	3,002,329.37	813,132,017.44

Notional Certificates
X-A	22945DAL7	1.034950%	642,669,000.00	626,798,239.94	0.00	540,587.14	0.00	0.00	540,587.14	626,549,851.44
X-B	22945DAN3	0.248041%	76,706,000.00	76,706,000.00	0.00	15,855.22	0.00	0.00	15,855.22	76,706,000.00
X-D	22945DAW3	1.985569%	26,536,000.00	26,536,000.00	0.00	43,907.54	0.00	0.00	43,907.54	26,536,000.00
Notional SubTotal			745,911,000.00	730,040,239.94	0.00	600,349.90	0.00	0.00	600,349.90	729,791,851.44

Deal Distribution Total					248,388.50	3,354,290.77	0.00	0.00	3,602,679.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	22945DAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	22945DAC7	937.33986671	3.87670901	2.69524270	0.00000000	0.00000000	0.00000000	0.00000000	6.57195171	933.46315770
A-3	22945DAE3	1,000.00000000	0.00000000	3.14933333	0.00000000	0.00000000	0.00000000	0.00000000	3.14933333	1,000.00000000
A-4	22945DAG8	1,000.00000000	0.00000000	3.37741668	0.00000000	0.00000000	0.00000000	0.00000000	3.37741668	1,000.00000000
A-SB	22945DAJ2	1,000.00000000	0.00000000	3.25216684	0.00000000	0.00000000	0.00000000	0.00000000	3.25216684	1,000.00000000
A-S	22945DAQ6	1,000.00000000	0.00000000	3.54525002	0.00000000	0.00000000	0.00000000	0.00000000	3.54525002	1,000.00000000
B	22945DAS2	1,000.00000000	0.00000000	3.72974997	0.00000000	0.00000000	0.00000000	0.00000000	3.72974997	1,000.00000000
C	22945DAU7	1,000.00000000	0.00000000	4.15464052	0.00000000	0.00000000	0.00000000	0.00000000	4.15464052	1,000.00000000
D	22945DAY9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	22945DBB8	1,000.00000000	0.00000000	4.15464059	0.00000000	0.00000000	0.00000000	0.00000000	4.15464059	1,000.00000000
F-RR	22945DBD4	1,000.00000000	0.00000000	4.15464039	0.00000000	0.00000000	0.00000000	0.00000000	4.15464039	1,000.00000000
G-RR	22945DBF9	1,000.00000000	0.00000000	4.15464037	0.00000000	0.00000000	0.00000000	0.00000000	4.15464037	1,000.00000000
NR-RR	22945DBH5	1,000.00000000	0.00000000	3.42343502	0.73120556	6.69823861	0.00000000	0.00000000	3.42343502	1,000.00000000
R	22945DBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	22945DAL7	975.30492359	0.00000000	0.84115951	0.00000000	0.00000000	0.00000000	0.00000000	0.84115951	974.91842837
X-B	22945DAN3	1,000.00000000	0.00000000	0.20670117	0.00000000	0.00000000	0.00000000	0.00000000	0.20670117	1,000.00000000
X-D	22945DAW3	1,000.00000000	0.00000000	1.65464049	0.00000000	0.00000000	0.00000000	0.00000000	1.65464049	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	172,689.59	0.00	172,689.59	0.00	0.00	0.00	172,689.59	0.00
A-3	11/01/21 - 11/30/21	30	0.00	421,380.80	0.00	421,380.80	0.00	0.00	0.00	421,380.80	0.00
A-4	11/01/21 - 11/30/21	30	0.00	1,165,972.05	0.00	1,165,972.05	0.00	0.00	0.00	1,165,972.05	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	82,998.55	0.00	82,998.55	0.00	0.00	0.00	82,998.55	0.00
X-A	11/01/21 - 11/30/21	30	0.00	540,587.14	0.00	540,587.14	0.00	0.00	0.00	540,587.14	0.00
X-B	11/01/21 - 11/30/21	30	0.00	15,855.22	0.00	15,855.22	0.00	0.00	0.00	15,855.22	0.00
X-D	11/01/21 - 11/30/21	30	0.00	43,907.54	0.00	43,907.54	0.00	0.00	0.00	43,907.54	0.00
A-S	11/01/21 - 11/30/21	30	0.00	220,493.28	0.00	220,493.28	0.00	0.00	0.00	220,493.28	0.00
B	11/01/21 - 11/30/21	30	0.00	139,179.35	0.00	139,179.35	0.00	0.00	0.00	139,179.35	0.00
C	11/01/21 - 11/30/21	30	0.00	163,651.29	0.00	163,651.29	0.00	0.00	0.00	163,651.29	0.00
D	11/01/21 - 11/30/21	30	0.00	66,340.00	0.00	66,340.00	0.00	0.00	0.00	66,340.00	0.00
E-RR	11/01/21 - 11/30/21	30	0.00	79,241.46	0.00	79,241.46	0.00	0.00	0.00	79,241.46	0.00
F-RR	11/01/21 - 11/30/21	30	0.00	86,129.85	0.00	86,129.85	0.00	0.00	0.00	86,129.85	0.00
G-RR	11/01/21 - 11/30/21	30	0.00	38,758.64	0.00	38,758.64	0.00	0.00	0.00	38,758.64	0.00
NR-RR	11/01/21 - 11/30/21	30	203,270.77	142,118.48	0.00	142,118.48	25,012.47	0.00	0.00	117,106.01	229,127.76
Totals			203,270.77	3,379,303.24	0.00	3,379,303.24	25,012.47	0.00	0.00	3,354,290.77	229,127.76

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,602,679.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,397,015.17	Master Servicing Fee	10,039.04
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,761.44
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	338.91
ARD Interest	0.00	Operating Advisor Fee	1,328.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	244.01
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,397,015.17	Total Fees	17,711.92

Principal		Expenses/Reimbursements
Scheduled Principal	248,388.50	Reimbursement for Interest on Advances	286.70
Unscheduled Principal Collections		ASER Amount	16,329.96
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,395.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	248,388.50	Total Expenses/Reimbursements	25,012.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,354,290.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	248,388.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,602,679.27
Total Funds Collected	3,645,403.67	Total Funds Distributed	3,645,403.68

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	813,380,406.80	813,380,406.80	Beginning Certificate Balance	813,380,405.94
(-) Scheduled Principal Collections	248,388.50	248,388.50	(-) Principal Distributions	248,388.50
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	813,132,018.30	813,132,018.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	813,380,406.80	813,380,406.80	Ending Certificate Balance	813,132,017.44
Ending Actual Collateral Balance	813,132,018.30	813,132,018.30

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.86)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.86)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.99%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999.99 and less		13	84,059,006.96	10.34%	82	5.0252	2.102892	1.24 or less	5	129,528,295.30	15.93%	85	5.2690	0.521712
$10,000,000 to $19,999,999		11	161,964,150.60	19.92%	82	5.1007	1.691661	1.25 to 1.49	8	163,602,358.80	20.12%	82	4.7729	1.362591
$20,000,000 to $29,999,999		10	233,358,860.74	28.70%	83	5.0333	1.522013	1.5 to 1.74	14	295,811,908.82	36.38%	83	5.0479	1.624840
	$30,000,000 to							1.75 to 1.99	3	28,038,155.38	3.45%	82	5.1464	1.932883
		4	167,500,000.00	20.60%	83	4.9402	1.765791
	$49,999,999.99							2.0 to 2.49	5	115,665,017.10	14.22%	59	4.8306	2.210966
	$50,000,000 or more	3	166,250,000.00	20.45%	68	4.9597	1.241429	2.5 or more	6	80,486,282.90	9.90%	83	5.1628	2.820549
	Totals	41	813,132,018.30	100.00%	80	5.0117	1.608703	Totals	41	813,132,018.30	100.00%	80	5.0117	1.608703
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	2	27,968,737.24	3.44%	52	4.7513	1.867633	Wisconsin	2	3,958,460.00	0.49%	83	4.5500	2.010000
Arkansas	1	2,256,667.66	0.28%	85	5.1400	2.650000	Totals	75	813,132,018.30	100.00%	80	5.0117	1.608703
California	6	104,550,000.00	12.86%	82	5.0092	2.128063
									Property Type³
Connecticut	1	7,661,259.33	0.94%	28	4.8000	2.420000
Florida	6	156,480,638.86	19.24%	84	4.9885	1.615516		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	13,728,002.06	1.69%	67	4.9553	2.314744		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	9	55,199,937.06	6.79%	78	4.7468	1.990582	Industrial	1	24,580,565.44	3.02%	81	5.3200	1.630000
Indiana	1	3,456,277.47	0.43%	70	4.7870	1.290000	Lodging	14	194,630,234.70	23.94%	84	5.2968	1.485723
Iowa	1	3,509,370.00	0.43%	83	4.5500	2.010000	Mixed Use	3	115,910,588.37	14.25%	84	4.9339	1.456355
Michigan	1	24,580,565.44	3.02%	81	5.3200	1.630000	Multi-Family	5	63,146,081.33	7.77%	79	4.8116	1.356925
Missouri	2	39,407,887.19	4.85%	75	4.9674	1.833079	Office	10	191,177,349.30	23.51%	84	4.8538	1.617835
Nebraska	1	23,500,000.00	2.89%	83	5.2100	1.580000	Retail	40	219,187,199.15	26.96%	70	4.9565	1.878077
Nevada	1	23,000,000.00	2.83%	83	5.4150	1.630000	Self Storage	2	4,500,000.00	0.55%	81	5.1950	0.760000
New Jersey	1	2,596,755.60	0.32%	28	4.8000	2.420000	Totals	75	813,132,018.30	100.00%	80	5.0117	1.608703
New Mexico	1	2,039,324.00	0.25%	83	4.5500	2.010000
New York	6	115,478,295.30	14.20%	84	4.8298	1.273234
North Carolina	6	38,052,616.10	4.68%	71	5.0971	2.040376
Ohio	5	5,485,961.59	0.67%	82	4.8500	2.052555
Oregon	1	56,250,000.00	6.92%	86	5.3040	(0.210000)
Pennsylvania	3	1,923,013.00	0.24%	83	4.5500	2.010000
South Carolina	3	13,991,876.28	1.72%	73	5.0707	2.535554
Tennessee	1	3,035,078.00	0.37%	83	4.5500	2.010000
Texas	6	41,391,406.03	5.09%	85	5.2911	1.318521
Virginia	2	17,719,301.71	2.18%	77	5.2749	1.806940
Washington	1	25,910,588.37	3.19%	81	5.0600	1.600000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.7499% or less	7	161,296,081.33	19.84%	82	4.5693	1.539613	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	12	231,936,253.15	28.52%	71	4.8227	1.859911	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	11	120,583,357.19	14.83%	83	5.1319	1.777079	25 months to 36 months	16	395,367,147.64	48.62%	78	5.0003	1.411902
	5.2500% to 5.4999%	9	277,850,001.60	34.17%	84	5.3264	1.368730	37 months to 48 months	24	414,308,593.19	50.95%	81	5.0243	1.799166
	5.5000% or more	2	21,466,325.03	2.64%	85	5.6278	1.573908	49 months or greater	1	3,456,277.47	0.43%	70	4.7870	1.290000
	Totals	41	813,132,018.30	100.00%	80	5.0117	1.608703	Totals	41	813,132,018.30	100.00%	80	5.0117	1.608703
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	27	488,264,870.66	60.05%	76	5.0034	1.845737	Interest Only	16	380,365,000.00	46.78%	76	4.7757	1.653128
	85 months or more	14	324,867,147.64	39.95%	85	5.0241	1.252449	300 months or less	4	46,192,079.32	5.68%	81	5.1719	2.348143
	Totals	41	813,132,018.30	100.00%	80	5.0117	1.608703	301 to 359 months	21	386,574,938.98	47.54%	83	5.2247	1.476636
								360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	813,132,018.30	100.00%	80	5.0117	1.608703
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	40	799,132,018.30	98.28%	80	5.0013	1.612359				None
	13 months to 24 months	1	14,000,000.00	1.72%	85	5.6000	1.400000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	813,132,018.30	100.00%	80	5.0117	1.608703
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	30315639	OF	Beverly Hills	CA	Actual/360	4.470%	26,633.75	0.00	0.00	N/A	01/05/28	--	7,150,000.00	7,150,000.00	12/05/21
32	30315640	RT	Oakland	CA	Actual/360	5.085%	27,543.75	0.00	0.00	N/A	11/05/28	--	6,500,000.00	6,500,000.00	12/05/21
33	30315641	LO	Various	Various	Actual/360	5.140%	24,617.34	11,541.98	0.00	N/A	01/05/29	--	5,747,238.94	5,735,696.96	12/05/21
34	30315642	SS	Various	Various	Actual/360	5.195%	19,481.25	0.00	0.00	N/A	09/05/28	--	4,500,000.00	4,500,000.00	12/05/21
35	30315643	RT	Jackson	CA	Actual/360	4.860%	15,795.00	0.00	0.00	N/A	01/01/29	--	3,900,000.00	3,900,000.00	12/01/21
36	30315644	RT	Greenfield	IN	Actual/360	4.787%	13,809.90	5,573.65	0.00	N/A	10/05/27	--	3,461,851.12	3,456,277.47	12/05/21
1A1	30315701				Actual/360	4.770%	238,500.00	0.00	0.00	N/A	01/06/29	--	60,000,000.00	60,000,000.00	12/06/21
1A3	30315610	OF	Orlando	FL	Actual/360	4.770%	79,500.00	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	12/06/21
2	30315611	LO	Tigard	OR	Actual/360	5.304%	248,625.00	0.00	0.00	N/A	02/06/29	--	56,250,000.00	56,250,000.00	12/06/21
3	30315612	RT	Various	Various	Actual/360	4.800%	200,000.00	0.00	0.00	N/A	04/06/24	--	50,000,000.00	50,000,000.00	12/06/21
4	30315613	MU	New York	NY	Actual/360	4.530%	169,886.88	0.00	0.00	N/A	02/08/29	--	45,000,000.00	45,000,000.00	12/08/21
5	30315614	MU	North Miami	FL	Actual/360	5.265%	197,437.50	0.00	0.00	N/A	11/05/28	--	45,000,000.00	45,000,000.00	12/05/21
6	30315615	LO	Carmel Valley	CA	Actual/360	5.347%	193,828.75	0.00	0.00	N/A	10/05/28	--	43,500,000.00	43,500,000.00	12/05/21
7A1	30315539	Various Various		Various	Actual/360	4.550%	94,791.67	0.00	0.00	N/A	11/01/28	--	25,000,000.00	25,000,000.00	12/01/21
7A4	30315542				Actual/360	4.550%	37,916.67	0.00	0.00	N/A	11/01/28	--	10,000,000.00	10,000,000.00	12/01/21
8	30315616	MF	Brooklyn	NY	Actual/360	4.532%	128,411.03	0.00	0.00	N/A	08/05/28	--	34,000,000.00	34,000,000.00	12/05/21
9A2A2	30315473	RT	St Louis	MO	Actual/360	4.997%	83,279.51	0.00	0.00	N/A	11/01/28	--	20,000,000.00	20,000,000.00	11/01/21
9A2A4	30315475				Actual/360	4.997%	41,639.76	0.00	0.00	N/A	11/01/28	--	10,000,000.00	10,000,000.00	12/01/21
9A2A5	30315476				Actual/360	4.997%	14,660.34	0.00	0.00	N/A	11/01/28	--	3,520,755.00	3,520,755.00	12/01/21
10	30315617	LO	San Antonio	TX	Actual/360	5.350%	123,941.67	0.00	0.00	N/A	01/06/29	--	27,800,000.00	27,800,000.00	12/06/21
11A3	30315618	MU	Seattle	WA	Actual/360	5.060%	84,144.33	23,954.58	0.00	N/A	09/06/28	--	19,955,176.40	19,931,221.82	12/06/21
11A4	30315619				Actual/360	5.060%	25,243.30	7,186.37	0.00	N/A	09/06/28	--	5,986,552.93	5,979,366.56	12/06/21
12	30315620	IN	Temperance	MI	Actual/360	5.320%	109,125.40	34,185.53	0.00	N/A	09/05/28	--	24,614,750.97	24,580,565.44	12/05/21
13	30315621	OF	Rolling Meadows	IL	Actual/360	4.750%	98,958.33	0.00	0.00	N/A	09/06/28	--	25,000,000.00	25,000,000.00	12/06/21
14	30315622	OF	Culver City	CA	Actual/360	4.660%	97,083.33	0.00	0.00	N/A	01/05/29	--	25,000,000.00	25,000,000.00	12/05/21
15A2	30315272	RT	Gretna	NE	Actual/360	5.210%	65,125.00	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	12/01/21
15A4	30315274				Actual/360	5.210%	36,904.17	0.00	0.00	N/A	11/01/28	--	8,500,000.00	8,500,000.00	12/01/21
16	30315623	RT	Las Vegas	NV	Actual/360	5.415%	103,787.50	0.00	0.00	N/A	11/05/28	--	23,000,000.00	23,000,000.00	12/05/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
17	30315625	OF	Syracuse	NY	Actual/360	5.400%	101,271.47	26,476.79	0.00	N/A	01/05/29	--	22,504,772.09	22,478,295.30	12/05/21
18	30315626	LO	Various	Various	Actual/360	5.255%	87,480.71	35,425.55	0.00	N/A	08/05/28	--	19,976,566.41	19,941,140.86	12/05/21
19	30315627	RT	Deland	FL	Actual/360	5.113%	87,341.67	0.00	0.00	N/A	12/05/28	--	20,500,000.00	20,500,000.00	12/05/21
20	30315628	RT	Glendora	CA	Actual/360	4.900%	75,541.67	0.00	0.00	N/A	10/05/28	--	18,500,000.00	18,500,000.00	12/05/21
21	30315629	MF	Mesa	AZ	Actual/360	4.710%	59,532.63	21,468.66	0.00	N/A	01/05/28	--	15,167,549.99	15,146,081.33	12/05/21
22	30315630	OF	Norfolk	VA	Actual/360	5.350%	68,212.50	0.00	0.00	N/A	01/06/29	--	15,300,000.00	15,300,000.00	12/06/21
23	30315631	MF	Brooklyn	NY	Actual/360	5.600%	65,333.33	0.00	0.00	N/A	01/06/29	--	14,000,000.00	14,000,000.00	07/06/20
24	30315632	LO	Concord	NC	Actual/360	5.210%	58,353.90	18,608.13	0.00	N/A	01/05/29	--	13,440,438.48	13,421,830.35	12/05/21
25	30315633	LO	Fayetteville	NC	Actual/360	5.100%	45,670.95	22,228.62	0.00	N/A	09/05/28	--	10,746,104.86	10,723,876.24	12/05/21
27	30315635	LO	Walterboro	SC	Actual/360	5.100%	41,699.56	20,295.70	0.00	N/A	09/05/28	--	9,811,660.96	9,791,365.26	12/05/21
28	30315636	RT	Oak Lawn	IL	Actual/360	4.850%	36,602.01	11,945.64	0.00	N/A	10/05/28	--	9,056,166.32	9,044,220.68	12/05/21
29	30315637	OF	Warrenville	IL	Actual/360	4.780%	33,918.08	0.00	0.00	N/A	02/01/29	--	8,515,000.00	8,515,000.00	12/01/21
30	30315638	LO	Fort Worth	TX	Actual/360	5.680%	35,385.56	9,497.30	0.00	N/A	02/01/29	--	7,475,822.33	7,466,325.03	12/01/21
Totals							3,397,015.17	248,388.50	0.00				813,380,406.80	813,132,018.30
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	8,620,468.00	8,671,224.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	8,620,468.00	8,671,224.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	(682,957.92)	(274,357.86)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	39,982,714.60	42,782,150.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,642,669.30	18,168,756.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,993,938.64	3,847,773.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,424,363.99	7,710,483.08	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	5,086,567.65	5,177,580.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	5,086,567.65	5,177,580.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	23,773,544.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2A2	21,812,524.99	0.00	--	--	--	0.00	0.00	83,217.01	83,217.01	0.00	0.00
9A2A4	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2A5	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,348,456.08	1,881,716.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	7,127,146.45	8,061,313.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	7,127,146.45	8,061,313.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,135,129.67	3,148,296.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,701,669.40	7,407,023.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,803,725.55	495,156.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	6,112,118.33	1,612,222.42	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15A4	6,112,118.33	1,612,222.42	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,984,189.14	3,019,210.11	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,385,874.57	2,028,327.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,485,085.66	3,591,325.80	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,351,838.73	1,613,021.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,302,011.65	1,198,674.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,321,739.82	1,400,132.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,650,882.49	1,527,019.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	0.00	--	--	05/11/21	3,500,841.38	132,817.04	48,842.14	994,768.18	4,033.98	0.00
24	1,256,812.27	2,004,882.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,294,123.84	1,868,213.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,022,672.56	2,362,245.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,499,873.03	1,713,298.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,173,767.75	1,143,979.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	964,268.23	1,137,412.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	659,898.12	620,569.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	487,663.01	466,285.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,219,596.80	1,288,312.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	195,572.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	590,237.30	674,751.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	270,799.51	301,500.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	241,570,336.32	160,170,840.36				3,500,841.38	132,817.04	132,059.15	1,077,985.19	4,033.98	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.011655%	4.985528%	80
11/18/21	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.011700%	4.985569%	81
10/18/21	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	11,000,000.00	5.011739%	4.985605%	82
09/17/21	0	0.00	2	23,500,000.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005726%	4.979735%	82
08/17/21	2	23,500,000.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005764%	4.979770%	83
07/16/21	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005803%	4.979805%	84
06/17/21	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005846%	4.979843%	85
05/17/21	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005884%	4.979878%	86
04/16/21	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005927%	4.979916%	87
03/17/21	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.005965%	4.979950%	88
02/18/21	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.006016%	4.979997%	89
01/15/21	0	0.00	0	0.00	3	37,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.006054%	4.980030%	90
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9A2A2	30315473	11/01/21	0	B	83,217.01	83,217.01	0.00	20,000,000.00
23	30315631	07/06/20	16	6	48,842.14	994,768.18	72,872.36	14,000,000.00	10/14/20	2
Totals					132,059.15	1,077,985.19	72,872.36	34,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		50,000,000	50,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		763,132,018	749,132,018	14,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	813,132,018	799,132,018	0	0	14,000,000	0
Nov-21	813,380,407	799,380,407	0	0	14,000,000	0
Oct-21	813,603,706	799,603,706	0	0	14,000,000	0
Sep-21	824,850,076	787,350,076	0	23,500,000	14,000,000	0
Aug-21	825,044,175	787,544,175	23,500,000	0	14,000,000	0
Jul-21	825,237,414	811,237,414	0	0	14,000,000	0
Jun-21	825,450,302	811,450,302	0	0	14,000,000	0
May-21	825,641,741	788,141,741	0	0	37,500,000	0
Apr-21	825,852,894	788,352,894	0	0	37,500,000	0
Mar-21	826,042,547	788,542,547	0	0	37,500,000	0
Feb-21	826,293,238	788,793,238	0	0	37,500,000	0
Jan-21	826,480,938	788,980,938	0	0	37,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15A2	30315272	15,000,000.00	15,000,000.00	89,400,000.00	06/30/21	1,487,287.42	1.58000	03/31/21	11/01/28	326
15A4	30315274	8,500,000.00	8,500,000.00	89,400,000.00	06/30/21	1,487,287.42	1.58000	03/31/21	11/01/28	326
23	30315631	14,000,000.00	14,000,000.00	12,300,000.00	11/17/20	1,114,281.69	1.40000	12/31/19	01/06/29	I/O
Totals		37,500,000.00	37,500,000.00	191,100,000.00		4,088,856.53

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15A2	30315272	RT	NE	05/15/20	98

12/13/2021 - The Loan recently transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. A pre-negotiation letter has been executed. Borrower requested that certain reserve funds be made available to them. Sp ecial Servicer has received approval and has engaged counsel to document the request and bring the loan current. Draft consent documents have been delivered to Borrower''s counsel for review. Borrower has brought the Loan current through May. Borrower has submitted a deferral request which Special Servicer is evaluating. Special Servicer is working with Borrower to implement Cash Management due to low DSCR. Borrower is retroactively completing audited financials for YE 2020.

15A4	30315274	Various	Various	05/15/20	98

12/13/2021 - The Loan recently transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. A pre-negotiation letter has been executed. Borrower requested that certain reserve funds be made available to them. Sp ecial Servicer has received approval and has engaged counsel to document the request and bring the loan current. Draft consent documents have been delivered to Borrower''s counsel for review. Borrower has brought the Loan current through May. Borrower has submitted a deferral request which Special Servicer is evaluating. Special Servicer is working with Borrower to implement Cash Management due to low DSCR. Borrower is retroactively completing audited financials for YE 2020.

23	30315631	MF	NY	10/14/20	2

12/13/2021 - The court has granted Special Servicer''s request to appoint a receiver. Special Servicer will obtain more current information on the status of the properties and will proceed with a foreclosure strategy once the foreclosure moratorium is lif ted.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15A2	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15A4	0.00	0.00	1,770.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	286.70	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	16,329.96	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,395.83	0.00	0.00	16,329.96	0.00	0.00	286.70	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		25,012.49

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "US Risk Retention Special Notices" tab for the CSAIL 2019-C15 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27